Operating Expenses - Summary of Research and Development (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Disclosure of Other Operating Expense [abstract]
Personnel expenses	€ 41,565	€ 37,912		€ 37,112
Sub-contracting, Collaboration, and Consultants	47,750	52,927		54,397
Small equipments and other supplies	2,814	4,771		4,110
Rental	1,170	2,703		2,018
Conferences, travel expenses	1,676	2,591		2,807
Depreciation and amortization	4,853	2,492		2,424
Others	1,669	3,776		2,364
Total research and development expenses	€ 101,497	€ 107,171	[1]	€ 105,232	[1]

[1]	The financial statements as of December 31, 2019 were prepared using the modified retrospective method of IFRS 16 accounting standard, requiring no restatement of the comparative period.